Issued capital and reserves - Capital transactions (Details)				1 Months Ended	9 Months Ended		12 Months Ended
	May 14, 2020 USD ($) $ / shares shares	Feb. 18, 2019 USD ($) shares	Feb. 18, 2019 USD ($) € / shares shares	Apr. 30, 2020 USD ($) shares	Sep. 30, 2020 USD ($) shares	Sep. 30, 2019 USD ($)	Dec. 31, 2019 USD ($)	Jun. 30, 2020 USD ($)	May 15, 2020 $ / shares shares	Apr. 02, 2020 USD ($)
Disclosure of analysis of other comprehensive income by item [line items]
Ordinary shares issued in connection with a public offering (in shares) | shares	22,330,096
Underwriters' over-allotment shares issued (in shares) | shares	2,912,620
Ordinary share price (usd per share) | $ / shares	$ 1.2875
Total offering	$ 28,749,999				$ 28,750,000	$ 8,360,000
Costs directly attributable to the equity transaction	2,300,000				2,957,000	91,000
Gross proceeds from sale					1,613,000
Number of warrants issued (in shares) | shares		9,392,986	9,392,986
Proceeds from issuing of warrants to a strategic partner, net of transaction costs paid		$ 8,360,000			0	8,269,000	$ 8,300,000
Number of days from notice of which warrants are exercisable		61 days
Exercise price (in Euros per share) | € / shares			€ 0.02
Exercise price per ADS (in dollars per share) | € / shares			€ 0.08
Warrants expiration term		15 years
Share premium		$ 8,360,000	€ 8,360,000		262,641,000		$ 233,720,000
Share capital
Disclosure of analysis of other comprehensive income by item [line items]
Total offering	486,761				$ 487,000
Issue of shares in connection with the ATM program (in shares) | shares					970,584,000
Gross proceeds from sale					$ 21,000
Share premium
Disclosure of analysis of other comprehensive income by item [line items]
Total offering	28,263,238				28,263,000	8,360,000
Costs directly attributable to the equity transaction					2,957,000	$ 91,000
Gross proceeds from sale					$ 1,592,000
B. Riley FBR, Inc.
Disclosure of analysis of other comprehensive income by item [line items]
Aggregate offering price (up to)								$ 35,000,000
Number of ADS sold (in shares) | shares				242,646
Issue of shares in connection with the ATM program (in shares) | shares				970,584
Gross proceeds from sale				$ 1,613,116
Net proceeds from sale				1,100,000
B. Riley FBR, Inc. | Share capital
Disclosure of analysis of other comprehensive income by item [line items]
Gross proceeds from sale				21,114
B. Riley FBR, Inc. | Share premium
Disclosure of analysis of other comprehensive income by item [line items]
Gross proceeds from sale				$ 1,592,002
Bpifrance Participations
Disclosure of analysis of other comprehensive income by item [line items]
Private placement ADS issued (in shares) | shares									428,869
Private placement ADS issued (in dollars per share) | $ / shares									$ 5.15
Bpifrance Participations | Share capital
Disclosure of analysis of other comprehensive income by item [line items]
Notional amount	37,253
Bpifrance Participations | Share premium
Disclosure of analysis of other comprehensive income by item [line items]
Notional amount	$ 2,073,689
Shareholder Loan Agreement | Bpifrance Participations
Disclosure of analysis of other comprehensive income by item [line items]
Notional amount										$ 2,200,000
Borrowings, interest rate										4.00%